STATEMENTS OF CASH FLOWS (Audited) - USD ($)	12 Months Ended		25 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2016
Operating activities:
Net gain (loss)	$ (87,373)	$ (34,337)	$ (117,528)
Changes in assets and liabilities:
Accrued salary	40,000	40,000	83,333
Related party loan		670	670
Income tax payable		(2,700)
Building and Land			(14,000)
Accumulated Depreciation	933	933	1,880
Net cash provided by operating activities	(46,440)	4,567	(45,645)
Financing activities:
Proceeds from issuance of common stock	42,000		46,000
Net cash provided by financing activities	42,000		46,000
Net increase in cash	(4,440)	4,567	355
Cash, beginning of period	4,795	228
Cash, end of period	355	4,795	355
Supplemental disclosure of cash flow information:
Cash paid during the period Taxes
Cash paid during the period Interest